Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans	$ 629,490
Total investments	$ 47,101,866
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	9.50%
Investment, Identifier [Axis]: AF Europac Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	$ 773,136
Investment, Identifier [Axis]: Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	326,625
Investment, Identifier [Axis]: Conestoga Small Cap IS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	189,147
Investment, Identifier [Axis]: DFA International Small Company I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	292,563
Investment, Identifier [Axis]: DFA US Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	192,753
Investment, Identifier [Axis]: Dodge & Cox Income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	894,277
Investment, Identifier [Axis]: Dodge & Cox Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	827,851
Investment, Identifier [Axis]: Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	5,750,504
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2015 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	318,343
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2020 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,169,328
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2025 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	3,564,715
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2030 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	3,120,284
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2035 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	2,814,378
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2040 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	5,189,983
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2045 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	4,989,732
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2050 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	3,612,948
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2055 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	4,452,095
Investment, Identifier [Axis]: Fidelity Advisor Freedom 2060 class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	952,969
Investment, Identifier [Axis]: Fidelity Freedom Index 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	785,837
Investment, Identifier [Axis]: Fidelity Freedom Index Income Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	80,829
Investment, Identifier [Axis]: Fidelity Govt MMKT K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,609,435
Investment, Identifier [Axis]: Fidelity Infl Pr Bd index
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	307,325
Investment, Identifier [Axis]: Fidelity Midcap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,400,851
Investment, Identifier [Axis]: Fidelity Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	656,156
Investment, Identifier [Axis]: Harbor Capital App Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	1,430,077
Investment, Identifier [Axis]: I O Developing Markets R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	377,810
Investment, Identifier [Axis]: Pioneer Strategic Income Y
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value	$ 389,609